UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07729

Hansberger International Series

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

NOTE: The All Countries Fund is effective with the SEC, but has not commenced operations yet.

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.3% of Net Assets
	Australia — 4.0%
298,912	BlueScope Steel Ltd.(b)	$796,971
20,087	Commonwealth Bank of Australia	1,035,947
53,748	Westpac Banking Corp.	1,371,222

		3,204,140

	Brazil — 5.4%
69,096	Companhia Energetica de Minas Gerais, Sponsored ADR	1,149,757
64,421	Gafisa SA, ADR	885,145
21,639	Petroleo Brasileiro SA, Sponsored ADR	856,688
53,679	Vale SA, Sponsored Preference ADR	1,490,129

		4,381,719

	Canada — 4.5%
28,905	Bank of Nova Scotia	1,448,025
18,613	IGM Financial, Inc.	817,348
29,994	Suncor Energy, Inc.	976,005
8,630	Teck Resources Ltd., Class B(b)	375,923

		3,617,301

	China — 9.9%
895,000	China Communications Construction Co. Ltd., Class H	844,534
956,000	China Construction Bank Corp., Class H	780,335
271,000	China Shenhua Energy Co. Ltd., Class H	1,164,407
2,243,600	China State Construction International Holdings Ltd.	873,966
1,961,024	Denway Motors Ltd.	1,042,882
1,016,000	Industrial and Commercial Bank of China Ltd., Class H	774,257
100,000	Ping An Insurance (Group) Co. of China Ltd., Class H	857,736
202,800	Weichai Power Co. Ltd., Class H	1,692,028

		8,030,145

	France — 10.9%
30,133	ArcelorMittal	1,321,190
58,866	AXA SA	1,305,933
18,328	BNP Paribas	1,404,778
14,655	Carrefour SA	706,112
19,396	GDF Suez	749,787
21,329	Groupe Danone	1,284,573
6,243	PPR	829,977
21,776	Total SA	1,263,833

		8,866,183

	Germany — 5.2%
14,810	Adidas AG	791,782
10,586	Bayer AG	715,293
25,955	SAP AG	1,256,581
14,218	Siemens AG, (Registered)	1,420,620

		4,184,276

	Hong Kong — 1.1%
112,000	Esprit Holdings Ltd.	883,406

	India — 0.5%
6,698	Infosys Technologies Ltd., Sponsored ADR	394,177

	Italy — 1.5%
50,589	ENI SpA	1,186,625

	Japan — 13.1%
162,000	Bank of Yokohama (The) Ltd.	794,930
29,100	Canon, Inc.	1,346,027
48,100	Mitsui & Co. Ltd.	809,875
4,200	Nintendo Co. Ltd.	1,408,526
142,300	Nomura Holdings, Inc.	1,044,147
24,800	Shin-Etsu Chemical Co. Ltd.	1,443,273
69,000	Sumitomo Corp.	794,574
143,000	Sumitomo Trust & Banking Co. Ltd.	840,505
45,200	THK Co. Ltd.	988,173
15,440	Yamada Denki Co. Ltd.	1,140,969

		10,610,999

	Korea — 3.2%
22,142	KB Financial Group, Inc.	1,066,372
2,076	Samsung Electronics Co. Ltd.	1,500,936

		2,567,308

	Mexico — 1.4%
22,900	America Movil SAB de CV, Series L, ADR	1,152,786

	Norway — 1.4%
56,195	Subsea 7, Inc.(b)	1,140,847

	Portugal — 1.0%
70,067	Portugal Telecom, SGPS SA, (Registered)	782,018

	Russia — 3.5%
35,983	Gazprom, Sponsored ADR	844,521
14,762	LUKOIL, Sponsored ADR	837,005
64,809	MMC Norilsk Nickel, ADR(b)	1,193,134

		2,874,660

	Singapore — 1.3%
100,600	DBS Group Holdings Ltd.	1,025,693

	Spain — 2.2%
72,539	Banco Santander Central Hispano SA	962,158
12,377	Industria de Diseno Textil SA	816,326

		1,778,484

	Sweden — 2.3%
82,206	Sandvik AB	1,026,958
80,271	Telefonaktiebolaget LM Ericsson, Class B	841,723

		1,868,681

	Switzerland — 9.2%
69,716	ABB Ltd., (Registered)(b)	1,524,037
20,008	Credit Suisse Group, (Registered)	1,029,860
10,366	Lonza Group AG, (Registered)	846,753
29,584	Nestle SA, (Registered)	1,515,943
14,735	Novartis AG, (Registered)	797,074
5,674	Roche Holding AG	921,517
2,872	Syngenta AG, (Registered)	797,493

		7,432,677

	Taiwan — 1.3%
554,893	Taiwan Semiconductor Manufacturing Co. Ltd.	1,075,238

1

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — 14.4%
255,310	Barclays PLC	$1,390,209
43,181	BHP Billiton PLC	1,475,841
1,814,827	DSG International PLC(b)	963,250
80,312	Eurasian Natural Resources Corp.	1,451,163
93,397	HSBC Holdings PLC	948,913
184,133	ICAP PLC	1,043,792
319,993	Man Group PLC	1,171,363
57,285	Standard Chartered PLC	1,561,434
108,236	Tesco PLC	715,609
415,571	Vodafone Group PLC	961,181

		11,682,755

	Total Common Stocks (Identified Cost $65,262,094)	78,740,118

Preferred Stocks — 1.0%
	Germany — 1.0%
14,974	Henkel AG & Co. KGaA (Identified Cost $486,015)	806,486

Principal Amount
Short-Term Investments — 1.2%
$ 967,427	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $967,427 on 4/01/2010, collateralized by $910,000 Federal National Mortgage Association, 4.375% due 10/15/2015 valued at $989,625 including accrued interest(c) (Identified Cost $967,427)	967,427

	Total Investments — 99.5% (Identified Cost $66,715,536)(a)	80,514,031
	Other assets less liabilities—0.5%	443,313

	Net Assets — 100.0%	$80,957,344

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2010, approximately 83% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $66,715,536 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,051,851
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,253,356)

Net unrealized appreciation	$13,798,495

At December 31, 2009, the Fund had a capital loss carryforward of $31,106,937 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

2

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(c)	It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,204,140	$—	$3,204,140
Brazil	4,381,719	—	—	4,381,719
Canada	3,617,301	—	—	3,617,301
China	—	8,030,145	—	8,030,145
France	—	8,866,183	—	8,866,183
Germany	—	4,184,276	—	4,184,276
Hong Kong	—	883,406	—	883,406
India	394,177	—	—	394,177
Italy	—	1,186,625	—	1,186,625
Japan	—	10,610,999	—	10,610,999
Korea	—	2,567,308	—	2,567,308
Mexico	1,152,786	—	—	1,152,786
Norway	—	1,140,847	—	1,140,847
Portugal	—	782,018	—	782,018
Russia	2,874,660	—	—	2,874,660
Singapore	—	1,025,693	—	1,025,693
Spain	—	1,778,484	—	1,778,484
Sweden	—	1,868,681	—	1,868,681
Switzerland	—	7,432,677	—	7,432,677
Taiwan	—	1,075,238	—	1,075,238
United Kingdom	—	11,682,755	—	11,682,755

Total Common Stocks	12,420,643	66,319,475	—	78,740,118

Preferred Stocks*	—	806,486	—	806,486
Short-Term Investments	—	967,427	—	967,427

Total	$12,420,643	$68,093,388	$—	$80,514,031

*	Major categories of the Fund’s investments are included above.

3

INTERNATIONAL VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Commercial Banks	19.0%
Metals & Mining	10.0
Oil, Gas & Consumable Fuels	8.8
Capital Markets	6.3
Specialty Retail	4.7
Machinery	4.6
Food Products	3.5
Software	3.2
Semiconductors & Semiconductor Equipment	3.2
Pharmaceuticals	3.0
Chemicals	2.8
Insurance	2.7
Wireless Telecommunication Services	2.6
Construction & Engineering	2.1
Trading Companies & Distributors	2.0
Other Investments, less than 2% each	19.8
Short-Term Investments	1.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

Currency Exposure at March 31, 2010 as Percentage of Net Assets (Unaudited)

Euro	21.7%
United States Dollar	13.7
British Pound	13.3
Japanese Yen	13.1
Hong Kong Dollar	12.2
Swiss Franc	9.2
Australian Dollar	4.0
South Korean Won	3.2
Canadian Dollar	2.8
Swedish Krona	2.3
Other, less than 2% each	4.0

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

4

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.0% of Net Assets
	Brazil — 16.0%
25,602	Banco Bradesco SA, Sponsored ADR	$471,845
19,557	Banco do Brasil SA	328,269
43,618	Companhia Brasileira de Meios de Pagamento	410,831
2,549	Companhia de Bebidas das Americas, ADR	233,641
18,096	Companhia Energetica de Minas Gerais	230,989
12,258	Companhia Siderurgica Nacional SA, Sponsored ADR	489,462
65,110	Gafisa SA	449,969
23,424	Hypermarcas SA(b)	286,486
14,018	Natura Cosmeticos SA	284,561
41,717	Petroleo Brasileiro SA, ADR	1,855,989
14,918	Tele Norte Leste Participacoes SA	320,447
73,779	Vale SA, Sponsored Preference ADR	2,048,105

		7,410,594

	China — 15.4%
201,000	Belle International Holdings Ltd.	267,663
593,000	China Construction Bank Corp., Class H	484,036
98,100	China Mobile Ltd.	943,372
458,000	China Petroleum & Chemical Corp., Class H	375,555
454,600	China Railway Group Ltd., Class H(b)	325,690
140,500	China Shenhua Energy Co. Ltd., Class H	603,687
254,000	China Shipping Development Co. Ltd., Class H	413,802
535,000	CNOOC Ltd.	880,521
386,400	Denway Motors Ltd.	205,489
150,000	Dongfeng Motor Group Co. Ltd., Class H	242,836
1,333,000	GOME Electrical Appliances Holdings Ltd.(b)	447,103
635,000	Industrial and Commercial Bank of China Ltd., Class H	483,911
73,000	Ping An Insurance (Group) Co. of China Ltd., Class H	626,147
17,500	Tencent Holdings Ltd.	350,424
54,800	Weichai Power Co. Ltd., Class H	457,215

		7,107,451

	Egypt — 0.6%
5,433	Orascom Construction Industries	261,020

	India — 7.4%
8,288	Bharat Heavy Electricals Ltd.	438,985
80,382	Cairn India Ltd.(b)	545,311
9,239	Housing Development Finance Corp. Ltd.	558,396
15,312	Infosys Technologies Ltd.	891,300
12,544	Larsen & Toubro Ltd.	455,565
48,442	Sesa Goa Ltd.	506,890

		3,396,447

	Indonesia — 2.9%
131,500	PT Astra International Tbk	604,174
393,500	PT Bank Mandiri Tbk	230,644
262,500	PT United Tractors Tbk	528,275

		1,363,093

	Israel — 0.5%
3,950	Teva Pharmaceutical Industries Ltd., Sponsored ADR	249,166

	Korea — 12.4%
334	Amorepacific Corp.	242,947
2,664	Hyundai Motor Co.	271,656
18,760	KB Financial Group, Inc.	903,492
2,325	LG Chem Ltd.	494,125
1,741	Lotte Shopping Co. Ltd.	504,478
1,521	POSCO	710,899
2,999	Samsung Electronics Co. Ltd.	2,168,260
1,298	Samsung Fire & Marine Insurance Co. Ltd.	208,230
460	Shinsegae Co. Ltd.	217,590

		5,721,677

	Malaysia — 1.1%
122,100	Bumiputra-Commerce Holdings Bhd	526,062

	Mexico — 7.8%
21,762	America Movil SAB de CV, Series L, ADR	1,095,499
21,957	Cemex SAB de CV, Sponsored ADR(b)	224,181
53,155	Desarrolladora Homex SAB de CV(b)	251,292
87,796	Empresas ICA SAB de CV(b)	224,749
5,209	Fomento Economico Mexicano, SAB de CV, Sponsored ADR	247,584
81,517	Grupo Financiero Banorte SAB de CV	361,573
178,994	Grupo Mexico SAB de CV, Series B	479,344
9,958	Grupo Televisa SA, Sponsored ADR	209,317
95,892	Wal-Mart de Mexico SAB de CV, Series V	491,336

		3,584,875

	Peru — 1.1%
5,793	Credicorp Ltd.	510,827

	Russia — 9.9%
56,479	Gazprom, Sponsored ADR	1,325,562
14,492	LUKOIL, Sponsored ADR	821,697
26,891	MMC Norilsk Nickel, ADR(b)	495,063
6,576	Mobile Telesystems, Sponsored ADR	364,968
227,771	Sberbank	665,006
21,505	Uralkali, Sponsored GDR(b)	451,138
19,136	Wimm-Bill-Dann Foods, ADR	429,029

		4,552,463

	South Africa — 7.6%
139,529	Clicks Group Ltd.	565,096
33,347	Impala Platinum Holdings Ltd.	978,969
4,989	Kumba Iron Ore Ltd.	240,923
25,779	MTN Group Ltd.(b)	395,727
13,139	Naspers Ltd., N Shares	569,690
26,458	Shoprite Holdings Ltd.	263,094
30,996	Standard Bank Group Ltd.	485,461

		3,498,960

	Taiwan — 10.3%
187,423	Asustek Computer, Inc.	326,375
869,773	Chinatrust Financial Holding Co. Ltd.	493,353

1

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Taiwan — continued
169,140	Formosa Plastics Corp.	$372,924
270,519	HON HAI Precision Industry Co. Ltd.	1,171,349
33,084	MediaTek, Inc.	574,223
117,965	President Chain Store Corp.	294,091
785,886	Taiwan Semiconductor Manufacturing Co. Ltd.	1,522,843

		4,755,158

	Turkey — 0.8%
80,434	Turkiye Garanti Bankasi A/S	377,065

	United Kingdom — 2.2%
29,727	Eurasian Natural Resources Corp.	537,139
18,650	Standard Chartered PLC	499,519

		1,036,658

	Total Common Stocks (Identified Cost $36,973,507)	44,351,516

Preferred Stocks — 2.2%
	Brazil — 2.2%
21,305	Itau Unibanco Banco Multiplo SA	467,228
5,118	Ultrapar Participacoes SA	246,065
8,592	Usinas Siderurgicas de Minas Gerias SA, Class A	294,332

	Total Preferred Stocks (Identified Cost $630,889)	1,007,625

	Total Investments — 98.2% (Identified Cost $37,604,396)(a)	45,359,141
	Other assets less liabilities—1.8%	821,994

	Net Assets — 100.0%	$46,181,135

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At March 31, 2010, approximately 64% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.): At March 31, 2010, the net unrealized appreciation on investments based on a cost of $37,604,396 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,313,384
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,558,639)

Net unrealized appreciation	$7,754,745

At December 31, 2009, the Fund had a capital loss carryforward of $9,639,102 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

2

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$—	$447,103	$—	$447,103
Brazil	7,410,594	—	—	7,410,594
China	—	6,660,348	—	6,660,348
Egypt	—	261,020	—	261,020
India	—	3,396,447	—	3,396,447
Indonesia	—	1,363,093	—	1,363,093
Israel	249,166	—	—	249,166
Korea	242,947	5,478,730	—	5,721,677
Malaysia	—	526,062	—	526,062
Mexico	3,584,875	—	—	3,584,875
Peru	510,827	—	—	510,827
Russia	3,436,319	1,116,144	—	4,552,463
South Africa	—	3,498,960	—	3,498,960
Taiwan	—	4,755,158	—	4,755,158
Turkey	—	377,065	—	377,065
United Kingdom	—	1,036,658	—	1,036,658

Total Common Stocks	15,434,728	28,916,788	—	44,351,516

Preferred Stocks*	1,007,625	—	—	1,007,625

Total	$16,442,353	$28,916,788	$—	$45,359,141

*	Major categories of the Fund’s investments are included above.

Common stocks valued at $665,006 were transferred from Level 1 to Level 2 during the period ended March 31, 2010. At December 31, 2009, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at March 31, 2010, these securities were fair valued pursuant to procedures approved by the Board of Trustees. Transfers are recognized as of the end of the reporting period.

3

EMERGING MARKETS FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Commercial Banks	15.8%
Metals & Mining	14.6
Oil, Gas & Consumable Fuels	14.4
Semiconductors & Semiconductor Equipment	9.3
Wireless Telecommunication Services	6.1
Automobiles	2.9
Chemicals	2.8
IT Services	2.8
Construction & Engineering	2.8
Food & Staples Retailing	2.8
Electronic Equipment, Instruments & Components	2.5
Multiline Retail	2.3
Machinery	2.1
Other Investments, less than 2% each	17.0

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%

Currency Exposure at March 31, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	26.4%
Hong Kong Dollar	16.5
South Korean Won	12.4
Taiwan Dollar	10.3
South African Rand	7.6
Indian Rupee	7.4
Brazilian Real	7.2
Mexican Peso	3.9
Indonesian Rupiah	2.9
Other, less than 2% each	3.6

Total Investments	98.2
Other assets less liabilities	1.8

Net Assets	100.0%

4

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Australia — 6.8%
292,634	BHP Billiton Ltd.	$11,738,055
301,366	CSL Ltd.	10,066,019
156,174	Macquarie Group Ltd.	6,753,985
187,255	Rio Tinto Ltd.	13,451,811

		42,009,870

	Belgium — 1.3%
159,501	Anheuser-Busch InBev NV	8,022,526

	Brazil — 5.0%
453,954	Itau Unibanco Holding SA, Preference ADR	9,982,449
172,266	Petroleo Brasileiro SA, ADR	7,664,114
404,362	Vale SA, Sponsored ADR	13,016,413

		30,662,976

	Canada — 5.6%
363,535	Cameco Corp.	9,964,494
512,797	Manulife Financial Corp.	10,096,973
158,232	Shoppers Drug Mart Corp.	6,798,843
244,200	Suncor Energy, Inc.	7,946,268

		34,806,578

	Chile — 1.0%
166,197	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,214,106

	China — 8.6%
7,848,000	Agile Property Holdings Ltd.	10,685,591
6,521,000	China Communications Construction Co. Ltd., Class H	6,153,303
2,542,050	China Merchants Bank Co.Ltd., Class H	6,862,946
8,546,000	Industrial and Commercial Bank of China Ltd., Class H	6,512,596
101,569	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	8,685,165
5,078,000	PetroChina Co. Ltd., Class H	5,953,056
401,400	Tencent Holdings Ltd.	8,037,727

		52,890,384

	Denmark — 2.6%
92,520	Novo Nordisk A/S, Class B	7,142,114
162,308	Vestas Wind Systems A/S(b)	8,830,273

		15,972,387

	France — 7.6%
415,728	AXA SA	9,222,859
137,552	BNP Paribas	10,542,885
204,815	Electricite de France	11,165,152
95,125	Iliad SA	9,796,243
105,364	Total SA, Sponsored ADR	6,113,219

		46,840,358

	Germany — 5.3%
168,833	Adidas AG	9,026,260
100,877	Deutsche Boerse AG	7,463,670
135,873	SAP AG, Sponsored ADR	6,545,002
66,543	Wacker Chemie AG	9,929,283

		32,964,215

	Hong Kong — 3.5%
1,436,762	Esprit Holdings Ltd.	11,332,543
2,123,075	Li & Fung Ltd.	10,427,518

		21,760,061

	India — 1.7%
75,009	HDFC Bank Ltd., ADR	10,455,505

	Israel — 1.4%
133,789	Teva Pharmaceutical Industries Ltd., Sponsored ADR	8,439,410

	Italy — 1.2%
197,870	Saipem SpA	7,654,293

	Japan — 11.9%
178,800	Canon, Inc.	8,270,435
92,500	FANUC Ltd.	9,831,394
47,000	Fast Retailing Co. Ltd.	8,174,690
6,060	Jupiter Telecommunications Co. Ltd.	7,008,011
391,000	NGK Insulators Ltd.	7,992,911
119,300	Shin-Etsu Chemical Co. Ltd.	6,942,841
2,681	Sony Financial Holdings, Inc.	8,812,847
199,700	Toyota Motor Corp.	8,029,805
110,540	Yamada Denki Co. Ltd.	8,168,568

		73,231,502

	Korea — 2.0%
32,738	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	12,031,215

	Luxembourg — 1.8%
126,843	Millicom International Cellular SA	11,308,053

	Mexico — 1.3%
154,552	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	7,913,062

	Russia — 1.1%
288,665	Gazprom, Sponsored ADR	6,774,968

	South Africa — 1.0%
414,503	MTN Group Ltd.(b)	6,362,927

	Spain — 2.1%
493,056	Banco Santander Central Hispano SA	6,539,897
277,156	Telefonica SA	6,567,075

		13,106,972

	Sweden — 1.3%
510,258	Atlas Copco AB, Class A	7,908,251

	Switzerland — 7.5%
324,728	ABB Ltd., (Registered)(b)	7,098,767
144,891	Credit Suisse Group, (Registered)	7,457,887
461,668	Logitech International SA, (Registered)(b)	7,543,655
146,991	Nestle SA, (Registered)	7,532,109
134,728	Novartis AG, (Registered)	7,287,965
58,040	Roche Holding AG	9,426,301

		46,346,684

	United Kingdom — 15.6%
2,959,877	ARM Holdings PLC	10,609,377
563,815	Autonomy Corp. PLC(b)	15,582,970
419,446	BG Group PLC	7,263,885
923,273	British Sky Broadcasting PLC	8,435,141
1,197,841	ICAP PLC	6,790,183
1,085,818	Prudential PLC	8,982,589

1

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	United Kingdom — continued
687,556	Smith & Nephew PLC	$6,865,929
300,285	Standard Chartered PLC	8,184,957
1,295,631	Tesco PLC	8,566,146
360,759	Vedanta Resources PLC	15,189,319

		96,470,496

	Total Common Stocks (Identified Cost $511,162,091)	600,146,799

Principal Amount
Short-Term Investments — 1.2%
$7,232,783	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $7,232,783 on 4/01/2010, collateralized by $6,850,000 Federal Home Loan Mortgage Corp., 4.375% due 7/17/2015 valued at $7,380,875 including accrued interest(c) (Identified Cost $7,232,783)	7,232,783

	Total Investments — 98.4% (Identified Cost $518,394,874)(a)	607,379,582
	Other assets less liabilities—1.6%	9,979,303

	Net Assets — 100.0%	$617,358,885

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculate its net asset value. At March 31, 2010, approximately 73% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $518,368,028 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$106,503,841
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,492,287)

Net unrealized appreciation	$89,011,554

At December 31, 2009, the Fund had a capital loss carryforward of $257,644,763 of which $45,636,200 expires on December 31, 2016 and $212,008,563 expires on December 31, 2017. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

2

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $12,031,215 or 2.0% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$42,009,870	$—	$42,009,870
Belgium	—	8,022,526	—	8,022,526
Brazil	30,662,976	—	—	30,662,976
Canada	34,806,578	—	—	34,806,578
Chile	6,214,106	—	—	6,214,106
China	8,685,165	44,205,219	—	52,890,384
Denmark	—	15,972,387	—	15,972,387
France	6,113,219	40,727,139	—	46,840,358
Germany	6,545,002	26,419,213	—	32,964,215
Hong Kong	—	21,760,061	—	21,760,061
India	10,455,505	—	—	10,455,505
Israel	8,439,410	—	—	8,439,410
Italy	—	7,654,293	—	7,654,293
Japan	—	73,231,502	—	73,231,502
Korea	12,031,215	—	—	12,031,215
Luxembourg	11,308,053	—	—	11,308,053
Mexico	7,913,062	—	—	7,913,062
Russia	6,774,968	—	—	6,774,968
South Africa	—	6,362,927	—	6,362,927
Spain	—	13,106,972	—	13,106,972
Sweden	—	7,908,251	—	7,908,251
Switzerland	7,543,655	38,803,029	—	46,346,684
United Kingdom	—	96,470,496	—	96,470,496

Total Common Stocks	157,492,914	442,653,885	—	600,146,799

Short-Term Investments	—	7,232,783	—	7,232,783

Total	$157,492,914	$449,886,668	$—	$607,379,582

3

INTERNATIONAL GROWTH FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Commercial Banks	9.5%
Metals & Mining	8.7
Oil, Gas & Consumable Fuels	8.5
Insurance	5.9
Pharmaceuticals	5.3
Specialty Retail	4.4
Machinery	4.2
Food & Staples Retailing	3.8
Chemicals	3.7
Semiconductors & Semiconductor Equipment	3.7
Software	3.5
Capital Markets	3.4
Wireless Telecommunication Services	2.8
Diversified Telecommunication Services	2.7
Electrical Equipment	2.6
Media	2.6
Other Investments, less than 2% each	21.9
Short-Term Investments	1.2

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

Currency Exposure at March 31, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	25.6%
British Pound	15.6
Euro	15.5
Japanese Yen	11.9
Hong Kong Dollar	10.7
Australian Dollar	6.8
Swiss Franc	6.3
Danish Krone	2.6
Other, less than 2% each	3.4

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

4

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.1% of Net Assets
	Australia — 5.5%
14,853	BHP Billiton Ltd.	$595,779
114,892	BlueScope Steel Ltd.(b)	306,330
7,661	Commonwealth Bank of Australia	395,101
15,296	CSL Ltd.	510,906
8,024	Macquarie Group Ltd.	347,010
9,504	Rio Tinto Ltd.	682,738
20,707	Westpac Banking Corp.	528,278

		3,366,142

	Belgium — 0.7%
8,095	Anheuser-Busch InBev NV	407,160

	Brazil — 5.2%
26,418	Companhia Energetica de Minas Gerais, Sponsored ADR	439,595
24,570	Gafisa SA, ADR	337,592
22,980	Itau Unibanco Holding SA, Preference ADR	505,330
8,744	Petroleo Brasileiro SA, ADR	389,021
8,283	Petroleo Brasileiro SA, Sponsored ADR	327,924
20,524	Vale SA, Sponsored ADR	660,668
20,471	Vale SA, Sponsored Preference ADR	568,275

		3,228,405

	Canada — 5.1%
11,051	Bank of Nova Scotia	553,611
18,452	Cameco Corp.	505,769
7,086	IGM Financial, Inc.	311,166
26,028	Manulife Financial Corp.	512,491
8,031	Shoppers Drug Mart Corp.	345,073
23,693	Suncor Energy, Inc.	770,970
3,898	Teck Resources Ltd., Class B(b)	169,797

		3,168,877

	Chile — 0.5%
8,436	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	315,422

	China — 9.3%
402,000	Agile Property Holdings Ltd.	547,351
668,000	China Communications Construction Co. Ltd., Class H	630,334
365,000	China Construction Bank Corp., Class H	297,931
128,900	China Merchants Bank Co. Ltd., Class H	348,000
104,000	China Shenhua Energy Co. Ltd., Class H	446,857
855,600	China State Construction International Holdings Ltd.	333,288
752,000	Denway Motors Ltd.	399,917
822,000	Industrial and Commercial Bank of China Ltd., Class H	626,416
5,047	New Oriental Education & Technology Group, Inc., Sponsored ADR(b)	431,569
258,000	PetroChina Co. Ltd., Class H	302,459
38,000	Ping An Insurance (Group) Co. of China Ltd., Class H	325,940
19,800	Tencent Holdings Ltd.	396,480
76,400	Weichai Power Co. Ltd., Class H	637,431

		5,723,973

	Denmark — 1.3%
4,696	Novo Nordisk A/S, Class B	362,509
8,238	Vestas Wind Systems A/S(b)	448,184

		810,693

	France — 9.3%
11,511	ArcelorMittal	504,703
43,608	AXA SA	967,437
13,957	BNP Paribas	1,069,756
5,504	Carrefour SA	265,195
10,395	Electricite de France	566,666
7,283	GDF Suez	281,538
8,135	Groupe Danone	489,943
4,828	Iliad SA	497,201
2,382	PPR	316,676
13,656	Total SA, Sponsored ADR	792,321

		5,751,436

	Germany — 5.3%
14,221	Adidas AG	760,292
4,047	Bayer AG	273,455
5,120	Deutsche Boerse AG	378,818
16,834	SAP AG, Sponsored ADR	810,894
5,436	Siemens AG, (Registered)	543,149
3,377	Wacker Chemie AG	503,902

		3,270,510

	Hong Kong — 2.3%
114,980	Esprit Holdings Ltd.	906,911
110,000	Li & Fung Ltd.	540,267

		1,447,178

	India — 1.1%
3,797	HDFC Bank Ltd., ADR	529,264
2,554	Infosys Technologies Ltd., Sponsored ADR	150,303

		679,567

	Israel — 0.7%
6,791	Teva Pharmaceutical Industries Ltd., Sponsored ADR	428,376

	Italy — 1.4%
19,342	ENI SpA	453,689
10,043	Saipem SpA	388,498

		842,187

	Japan — 12.6%
62,000	Bank of Yokohama (The) Ltd.	304,233
20,200	Canon, Inc.	934,356
4,700	FANUC Ltd.	499,541
2,400	Fast Retailing Co. Ltd.	417,431
280	Jupiter Telecommunications Co. Ltd.	323,802
18,300	Mitsui & Co. Ltd.	308,123
20,000	NGK Insulators Ltd.	408,845
1,600	Nintendo Co. Ltd.	536,581
54,300	Nomura Holdings, Inc.	398,434
15,700	Shin-Etsu Chemical Co. Ltd.	913,685
136	Sony Financial Holdings, Inc.	447,052
26,400	Sumitomo Corp.	304,011
54,000	Sumitomo Trust & Banking Co. Ltd.	317,393
17,200	THK Co. Ltd.	376,030
9,800	Toyota Motor Corp.	394,052

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
11,510	Yamada Denki Co. Ltd.	$850,554

		7,734,123

	Korea — 2.6%
8,517	KB Financial Group, Inc., ADR	408,475
3,248	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	1,193,640

		1,602,115

	Luxembourg — 0.9%
6,438	Millicom International Cellular SA	573,948

	Mexico — 1.4%
8,734	America Movil SAB de CV, Series L, ADR	439,670
7,842	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	401,510

		841,180

	Norway — 0.7%
21,432	Subsea 7, Inc.(b)	435,103

	Portugal — 0.5%
26,827	Portugal Telecom, SGPS SA, (Registered)	299,416

	Russia — 2.3%
28,165	Gazprom, Sponsored ADR	661,033
5,543	LUKOIL, Sponsored ADR	314,288
24,673	MMC Norilsk Nickel, ADR(b)	454,230

		1,429,551

	Singapore — 0.6%
39,000	DBS Group Holdings Ltd.	397,634

	South Africa — 0.5%
21,039	MTN Group Ltd.(b)	322,964

	Spain — 2.2%
52,710	Banco Santander Central Hispano SA	699,146
4,647	Industria de Diseno Textil SA	306,493
14,067	Telefonica SA	333,311

		1,338,950

	Sweden — 1.8%
25,899	Atlas Copco AB, Class A	401,397
31,287	Sandvik AB	390,853
30,679	Telefonaktiebolaget LM Ericsson, Class B	321,700

		1,113,950

	Switzerland — 8.4%
42,512	ABB Ltd., (Registered)(b)	929,340
14,991	Credit Suisse Group, (Registered)	771,623
23,433	Logitech International SA, (Registered)(b)	382,895
3,961	Lonza Group AG, (Registered)	323,557
18,764	Nestle SA, (Registered)	961,504
12,469	Novartis AG, (Registered)	674,497
5,107	Roche Holding AG	829,430
1,093	Syngenta AG, (Registered)	303,503

		5,176,349

	Taiwan — 0.7%
38,639	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	405,323

	United Kingdom — 15.2%
150,186	ARM Holdings PLC	538,326
28,618	Autonomy Corp. PLC(b)	790,957
97,353	Barclays PLC	530,105
21,289	BG Group PLC	368,679
16,468	BHP Billiton PLC	562,844
46,862	British Sky Broadcasting PLC	428,137
690,715	DSG International PLC(b)	366,608
30,628	Eurasian Natural Resources Corp.	553,420
35,592	HSBC Holdings PLC	361,615
131,183	ICAP PLC	743,635
121,788	Man Group PLC	445,816
55,112	Prudential PLC	455,922
34,898	Smith & Nephew PLC	348,491
37,089	Standard Chartered PLC	1,010,946
106,408	Tesco PLC	703,523
18,311	Vedanta Resources PLC	770,962
15,683	Vodafone Group PLC, Sponsored ADR	365,257

		9,345,243

	Total Common Stocks (Identified Cost $51,329,864)	60,455,775

Preferred Stocks — 0.5%
	Germany — 0.5%
5,733	Henkel AG & Co. KGaA (Identified Cost $192,485)	308,774

Principal Amount
Short-Term Investments — 1.1%
$654,981	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2010 at 0.000% to be repurchased at $654,981 on 4/01/2010 collateralized by $620,000 Federal National Mortgage Association, 4.375% due 10/15/2015 with a value of $674,250 including accrued interest(c) (Identified Cost $654,981)	654,981

	Total Investments — 99.7% (Identified Cost $52,177,330)(a)	61,419,530
	Other assets less liabilities—0.3%	212,562

	Net Assets — 100.0%	$61,632,092

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2010, approximately 74% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2010, the net unrealized appreciation on investments based on a cost of $52,177,330 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,242,244
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,000,044)

Net unrealized appreciation	$9,242,200

At December 31, 2009, the Fund had a capital loss carryforward of $21,795,088 of which $1,901,864 expires on December 31, 2016 and $19,893,224 expires on December 31, 2017. At December 31, 2009 post-October capital loss deferrals were $166,165. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of this security amounted to $1,193,640 or 1.9% of net assets.

ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,366,142	$—	$3,366,142
Belgium	—	407,160	—	407,160
Brazil	3,228,405	—	—	3,228,405
Canada	3,168,877	—	—	3,168,877
Chile	315,422	—	—	315,422
China	431,569	5,292,404	—	5,723,973
Denmark	—	810,693	—	810,693
France	792,321	4,959,115	—	5,751,436
Germany	810,894	2,459,616	—	3,270,510
Hong Kong	—	1,447,178	—	1,447,178
India	679,567	—	—	679,567
Israel	428,376	—	—	428,376
Italy	—	842,187	—	842,187
Japan	—	7,734,123	—	7,734,123
Korea	1,602,115	—	—	1,602,115
Luxembourg	573,948	—	—	573,948
Mexico	841,180	—	—	841,180
Norway	—	435,103	—	435,103
Portugal	—	299,416	—	299,416
Russia	1,429,551	—	—	1,429,551
Singapore	—	397,634	—	397,634
South Africa	—	322,964	—	322,964
Spain	—	1,338,950	—	1,338,950
Sweden	—	1,113,950	—	1,113,950
Switzerland	382,895	4,793,454	—	5,176,349
Taiwan	405,323	—	—	405,323
United Kingdom	365,257	8,979,986	—	9,345,243

Total Common Stocks	15,455,700	45,000,075	—	60,455,775

Preferred Stocks*	—	308,774	—	308,774
Short-Term Investments	—	654,981	—	654,981

Total	$15,455,700	$45,963,830	$—	$61,419,530

*	Major categories of the Fund’s investments are included above.

INTERNATIONAL CORE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2010 (Unaudited)

Industry Summary at March 31, 2010 (Unaudited)

Commercial Banks	14.4%

Metals & Mining	9.5

Oil, Gas & Consumable Fuels	8.6

Capital Markets	5.0

Specialty Retail	4.6

Machinery	4.4

Insurance	4.3

Pharmaceuticals	4.2

Software	3.5

Semiconductors & Semiconductor Equipment	3.5

Chemicals	3.3

Food & Staples Retailing	2.8

Wireless Telecommunication Services	2.7

Food Products	2.4

Electrical Equipment	2.2

Other Investments, less than 2% each	23.2

Short-Term Investments	1.1

Total Investments	99.7

Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure at March 30, 2010 as a Percentage of Net Assets (Unaudited)

United States Dollar	24.1%

Euro	17.3

British Pound	14.0

Japanese Yen	12.6

Hong Kong Dollar	11.5

Swiss Franc	7.8

Australian Dollar	5.5

Canadian Dollar	2.0

Other, less than 2% each	4.9

Total Investments	99.7

Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hansberger International Series

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2010

By:	/S/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2010